INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets:

	Weighted
	average
	amortization	December 31,
	Period	2018	2017
	(years)
Cost:
Acquired technology	8.2	$25,561	$25,561
Customers relationships and brand name	5.8	9,817	9,817

		35,378	35,378

Accumulated amortization:
Acquired technology		16,139	15,297
Customers relationships and brand name		9,772	9,666

		25,911	24,963

Intangible assets, net		$9,467	$10,415

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2019	$1,712
2020	1,071
2021	1,037
2022	1,037
2023 and thereafter	4,610

Total	$9,467